Operations (Tables)	12 Months Ended
Dec. 31, 2015
Brokers and Dealers [Abstract]
Schedule of Due to (from) Broker-Dealers and Clearing Organizations [Table Text Block]	“Commission and fees” included the following across each class of units (1):

Recipient	Nature of Payment	Class A Units	Class B Units	Class C Units	Class D Units (2)
Managing Owner	Managing Owner Fee	0.50%	0.50%	0.50%	0.50%
Selling Agents	Selling Commission	2.00%	0.00%	0.00%	2.00%
Selling Agents	Selling Commission (initial sales charge) (3)	0.00%	0.00%	0.00%	2.00%
Managing Owner	Wholesale Fee (4)	0.00%	0.00%	0.35%	0.35%
Clearing Broker	Clearing, NFA and exchange fees (approximately) (5)	1.83%	1.83%	1.83%	1.83%

		4.33%	2.33%	2.68%	6.68%
(1)  The above costs, fees and expenses are reflected in the commission by class line on the consolidated statement of operations.  Commissions were not paid with respect to the LLC’s net assets.
(2)  As of December 31, 2015, no Class D units had been sold.
(3)  Class D units may be subject to an initial sales charge of up to 2.00% of the subscription amount upon investment.
(4)  The Class C and Class D units are subject to a wholesaling fee of .35% to the Managing Owner to compensate agents who may facilitate distribution of such units.
(5)  Fees are charged as actually incurred.